Balance Sheet Components (Accounts Receivable, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, net
Accounts receivable	$ 66,161	$ 83,762
Allowance for credit losses	(12,399)	(12,144)	$ (13,912)	$ (12,358)
Accounts receivable, net	$ 53,762	$ 71,618